PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks 98.0%
Aerospace & Defense 1.8%
Airbus SE (France)	45,363	$5,207,470
Hexcel Corp.	11,390	682,831
Northrop Grumman Corp.	4,850	2,586,456
Raytheon Technologies Corp.(a)	66,826	6,597,063
Spirit AeroSystems Holdings, Inc. (Class A Stock)	62,269	1,632,070
		16,705,890
Air Freight & Logistics 0.1%
Air Transport Services Group, Inc.*	34,754	974,502
Airlines 0.2%
Sun Country Airlines Holdings, Inc.*(a)	81,052	1,637,250
Auto Components 0.1%
Adient PLC*	18,177	707,812
Automobiles 2.5%
General Motors Co.	87,754	3,559,302
Tesla, Inc.*(a)	97,857	19,052,758
		22,612,060
Banks 6.9%
BancFirst Corp.	6,556	668,319
Bank of America Corp.	230,474	8,723,441
BankUnited, Inc.	59,904	2,199,675
Berkshire Hills Bancorp, Inc.	29,870	931,347
Brookline Bancorp, Inc.	185,092	2,632,008
Citigroup, Inc.	43,236	2,093,055
CVB Financial Corp.	59,262	1,699,634
Eastern Bankshares, Inc.	83,639	1,640,161
Enterprise Financial Services Corp.	40,206	2,104,382
First Bancorp	58,833	2,861,049
First BanCorp. (Puerto Rico)	79,783	1,227,062
First Commonwealth Financial Corp.	87,903	1,293,932
First Financial Bancorp	52,246	1,380,862
First Foundation, Inc.	127,101	1,780,685
Hancock Whitney Corp.	28,151	1,543,801
Hilltop Holdings, Inc.	30,344	904,251
JPMorgan Chase & Co.(a)	72,943	10,079,264
Metropolitan Bank Holding Corp.*	10,508	667,678
OFG Bancorp (Puerto Rico)	39,627	1,147,994

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	28,481	$2,389,271
PNC Financial Services Group, Inc. (The)	39,381	6,626,247
Truist Financial Corp.	131,452	6,153,268
UMB Financial Corp.	10,428	891,803
United Bankshares, Inc.	18,769	805,002
Wintrust Financial Corp.	12,638	1,155,492
		63,599,683
Beverages 0.6%
PepsiCo, Inc.	30,212	5,604,628
Biotechnology 3.4%
AbbVie, Inc.(a)	46,296	7,461,989
Amgen, Inc.	17,068	4,888,275
Apellis Pharmaceuticals, Inc.*	60,124	3,001,991
Arcutis Biotherapeutics, Inc.*	59,537	1,025,823
Avid Bioservices, Inc.*(a)	149,528	2,341,608
Bluebird Bio, Inc.*	111,105	865,508
Bridgebio Pharma, Inc.*(a)	91,049	853,129
Editas Medicine, Inc.*(a)	58,367	618,690
ImmunoGen, Inc.*	254,952	1,323,201
REGENXBIO, Inc.*	40,654	971,631
Syndax Pharmaceuticals, Inc.*	54,958	1,316,794
Vaxcyte, Inc.*	30,981	1,426,985
Vertex Pharmaceuticals, Inc.*	14,960	4,733,344
Vir Biotechnology, Inc.*	21,647	610,878
		31,439,846
Building Products 1.2%
Armstrong World Industries, Inc.(a)	19,817	1,514,217
Johnson Controls International PLC	104,374	6,934,608
UFP Industries, Inc.	23,281	1,905,783
Zurn Elkay Water Solutions Corp.	42,118	1,019,677
		11,374,285
Capital Markets 3.0%
Blackstone, Inc.	43,008	3,936,522
Bridge Investment Group Holdings, Inc. (Class A Stock)	131,658	2,007,785
Brightsphere Investment Group, Inc.	66,826	1,360,577
Goldman Sachs Group, Inc. (The)	33,837	13,066,158
Hamilton Lane, Inc. (Class A Stock)	17,113	1,264,308
Houlihan Lokey, Inc.	27,477	2,702,363

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	37,707	$1,380,453
Moelis & Co. (Class A Stock)	28,931	1,250,398
Open Lending Corp. (Class A Stock)*	148,990	1,053,359
		28,021,923
Chemicals 1.2%
Avient Corp.	64,366	2,227,707
Linde PLC (United Kingdom)	26,507	8,919,076
		11,146,783
Commercial Services & Supplies 0.4%
ACV Auctions, Inc. (Class A Stock)*	161,975	1,431,859
Casella Waste Systems, Inc. (Class A Stock)*	23,252	2,001,765
		3,433,624
Communications Equipment 0.6%
Cisco Systems, Inc.	83,221	4,137,748
Harmonic, Inc.*	48,023	736,673
NetScout Systems, Inc.*	17,206	641,440
		5,515,861
Construction & Engineering 0.6%
Great Lakes Dredge & Dock Corp.*	333,066	2,438,043
WillScot Mobile Mini Holdings Corp.*	64,794	3,123,719
		5,561,762
Construction Materials 0.4%
Summit Materials, Inc. (Class A Stock)*(a)	124,470	3,770,196
Consumer Finance 0.5%
Nelnet, Inc. (Class A Stock)	10,583	1,042,849
SLM Corp.	217,582	3,798,982
		4,841,831
Containers & Packaging 0.6%
Crown Holdings, Inc.	55,281	4,544,651
O-I Glass, Inc.*	67,941	1,114,912
		5,659,563

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.*	30,079	$1,597,195
Electric Utilities 0.6%
NextEra Energy, Inc.	58,702	4,972,059
PNM Resources, Inc.	15,803	774,347
		5,746,406
Electrical Equipment 0.2%
Atkore, Inc.*	7,778	950,083
Encore Wire Corp.	6,079	888,202
		1,838,285
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc.	12,775	1,027,621
Littelfuse, Inc.	9,947	2,451,935
Sanmina Corp.*	29,997	1,982,502
		5,462,058
Energy Equipment & Services 1.5%
Cactus, Inc. (Class A Stock)	58,035	3,156,524
NexTier Oilfield Solutions, Inc.*	73,734	751,349
Patterson-UTI Energy, Inc.	224,210	4,024,569
RPC, Inc.	137,668	1,274,806
Schlumberger Ltd.	86,092	4,438,043
		13,645,291
Entertainment 0.7%
Netflix, Inc.*	15,810	4,830,429
ROBLOX Corp. (Class A Stock)*	21,416	680,387
Spotify Technology SA*	17,798	1,413,517
		6,924,333
Equity Real Estate Investment Trusts (REITs) 2.5%
American Assets Trust, Inc.	51,904	1,520,268
American Tower Corp.(a)	16,795	3,715,894
Apartment Investment & Management Co. (Class A Stock)	88,678	743,122
Apple Hospitality REIT, Inc.	89,837	1,532,619
Cousins Properties, Inc.	122,814	3,239,833
Independence Realty Trust, Inc.	185,463	3,360,590
LTC Properties, Inc.	18,644	732,523

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
LXP Industrial Trust	78,477	$844,412
National Storage Affiliates Trust	53,706	2,138,036
PotlatchDeltic Corp.	31,242	1,493,055
Retail Opportunity Investments Corp.	24,622	375,485
Summit Hotel Properties, Inc.	276,234	2,361,801
UMH Properties, Inc.	72,652	1,279,402
		23,337,040
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	15,398	8,303,372
Performance Food Group Co.*	95,891	5,847,433
Sprouts Farmers Market, Inc.*	18,663	640,701
Walmart, Inc.	48,389	7,375,450
		22,166,956
Food Products 1.1%
Adecoagro SA (Brazil)	259,523	2,143,660
Freshpet, Inc.*(a)	17,614	1,180,490
Mondelez International, Inc. (Class A Stock)	74,807	5,057,701
Utz Brands, Inc.(a)	111,447	2,124,180
		10,506,031
Gas Utilities 0.3%
New Jersey Resources Corp.	26,692	1,327,927
ONE Gas, Inc.	12,758	1,109,308
		2,437,235
Health Care Equipment & Supplies 2.0%
Abbott Laboratories(a)	30,664	3,298,833
Haemonetics Corp.*	9,643	822,644
Inari Medical, Inc.*	23,112	1,700,581
Inspire Medical Systems, Inc.*(a)	11,344	2,740,370
Integra LifeSciences Holdings Corp.*	26,180	1,438,329
Intuitive Surgical, Inc.*(a)	13,672	3,696,772
Nevro Corp.*	19,520	911,779
Outset Medical, Inc.*(a)	73,292	1,544,995
Shockwave Medical, Inc.*	3,956	1,003,242
Silk Road Medical, Inc.*	26,386	1,405,055
		18,562,600

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	53,532	$4,767,560
Centene Corp.*	50,979	4,437,722
Cigna Corp.	11,815	3,885,835
Option Care Health, Inc.*	38,780	1,167,666
Privia Health Group, Inc.*	25,504	610,311
Progyny, Inc.*(a)	54,143	1,983,258
UnitedHealth Group, Inc.	13,584	7,440,772
		24,293,124
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	47,190	893,778
American Well Corp. (Class A Stock)*(a)	266,501	972,729
Definitive Healthcare Corp.*	68,654	780,596
Phreesia, Inc.*	66,040	1,837,233
		4,484,336
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc. (Class A Stock)*	27,452	2,803,947
Bloomin’ Brands, Inc.	94,873	2,136,540
Chipotle Mexican Grill, Inc.*	1,432	2,329,807
Denny’s Corp.*	130,730	1,639,354
Everi Holdings, Inc.*	48,669	813,746
Hilton Grand Vacations, Inc.*	23,038	1,014,133
Marriott International, Inc. (Class A Stock)	17,896	2,959,104
McDonald’s Corp.	25,404	6,929,957
Red Rock Resorts, Inc. (Class A Stock)	22,417	1,010,110
Rush Street Interactive, Inc.*	185,894	656,206
Sweetgreen, Inc. (Class A Stock)*(a)	45,737	655,411
Wingstop, Inc.(a)	14,428	2,387,978
		25,336,293
Household Durables 0.5%
Century Communities, Inc.	30,465	1,467,194
Ethan Allen Interiors, Inc.	34,434	979,647
Green Brick Partners, Inc.*	33,661	813,923
Taylor Morrison Home Corp.*	29,221	888,026
Tri Pointe Homes, Inc.*	49,083	905,091
		5,053,881
Household Products 0.8%
Procter & Gamble Co. (The)	48,131	7,179,220

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	46,520	$3,744,395
Insurance 3.2%
American Equity Investment Life Holding Co.	29,477	1,194,113
Axis Capital Holdings Ltd.	59,098	3,401,681
Chubb Ltd.	42,188	9,264,063
CNO Financial Group, Inc.	82,313	1,932,709
Marsh & McLennan Cos., Inc.	35,458	6,140,617
MetLife, Inc.(a)	77,907	5,975,467
RLI Corp.	8,763	1,139,803
		29,048,453
Interactive Media & Services 3.0%
Alphabet, Inc. (Class A Stock)*	146,453	14,790,289
Alphabet, Inc. (Class C Stock)*	79,547	8,070,043
Meta Platforms, Inc. (Class A Stock)*	28,510	3,367,031
Ziff Davis, Inc.*	12,405	1,144,485
		27,371,848
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	163,240	15,759,189
MercadoLibre, Inc. (Brazil)*	8,626	8,030,677
		23,789,866
IT Services 3.7%
Adyen NV (Netherlands), 144A*	2,258	3,557,070
CSG Systems International, Inc.	12,518	774,113
EVERTEC, Inc. (Puerto Rico)	19,022	642,373
Evo Payments, Inc. (Class A Stock)*	60,870	2,051,928
ExlService Holdings, Inc.*	5,246	982,051
Fastly, Inc. (Class A Stock)*(a)	93,831	906,408
Grid Dynamics Holdings, Inc.*	184,883	2,355,409
Mastercard, Inc. (Class A Stock)	21,186	7,550,690
Shift4 Payments, Inc. (Class A Stock)*	52,706	2,442,396
Snowflake, Inc. (Class A Stock)*	18,539	2,649,223
Visa, Inc. (Class A Stock)(a)	45,073	9,780,841
		33,692,502
Leisure Products 0.3%
Brunswick Corp.	37,226	2,762,169

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.9%
Adaptive Biotechnologies Corp.*	190,221	$1,670,140
Azenta, Inc.	15,434	929,281
BioLife Solutions, Inc.*(a)	65,444	1,385,450
Danaher Corp.	40,957	11,198,053
Olink Holding AB (Sweden), ADR*(a)	50,072	1,193,216
Pacific Biosciences of California, Inc.*(a)	77,346	831,470
		17,207,610
Machinery 2.6%
Deere & Co.	11,391	5,023,431
Energy Recovery, Inc.*	26,326	610,237
Enerpac Tool Group Corp.	81,571	2,042,538
Evoqua Water Technologies Corp.*	16,263	707,278
Fortive Corp.	68,683	4,639,536
Mueller Industries, Inc.	17,423	1,198,180
Otis Worldwide Corp.	59,934	4,680,246
Trinity Industries, Inc.(a)	165,441	5,067,458
		23,968,904
Marine 0.3%
Kirby Corp.*	35,421	2,472,032
Media 0.4%
Gray Television, Inc.	54,395	636,421
Trade Desk, Inc. (The) (Class A Stock)*	57,418	2,993,775
		3,630,196
Metals & Mining 0.3%
Commercial Metals Co.	21,805	1,073,242
Constellium SE*	105,173	1,309,404
ERO Copper Corp. (Brazil)*	50,246	635,109
		3,017,755
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Arbor Realty Trust, Inc.	50,374	749,565
Ladder Capital Corp.	248,568	2,759,105
		3,508,670

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.9%
Ameren Corp.	72,392	$6,466,053
Black Hills Corp.	24,584	1,760,952
		8,227,005
Oil, Gas & Consumable Fuels 5.3%
Chord Energy Corp.	29,641	4,521,142
ConocoPhillips(a)	275,164	33,985,506
Delek US Holdings, Inc.	25,746	797,611
Dorian LPG Ltd.	48,900	952,083
Golar LNG Ltd. (Cameroon)*	39,317	985,677
Matador Resources Co.	14,670	973,501
PDC Energy, Inc.	68,651	5,102,143
SFL Corp. Ltd. (Norway)	80,808	791,110
SM Energy Co.	15,782	680,362
		48,789,135
Personal Products 1.1%
elf Beauty, Inc.*	97,662	5,367,503
Estee Lauder Cos., Inc. (The) (Class A Stock)	18,664	4,400,785
		9,768,288
Pharmaceuticals 6.1%
AstraZeneca PLC (United Kingdom), ADR	162,060	11,015,218
Bristol-Myers Squibb Co.(a)	138,454	11,115,087
Eli Lilly & Co.	56,309	20,895,144
Innoviva, Inc.*(a)	72,559	952,700
Intra-Cellular Therapies, Inc.*	15,784	855,809
Novo Nordisk A/S (Denmark), ADR	35,247	4,391,776
Pacira BioSciences, Inc.*	20,428	985,651
Pliant Therapeutics, Inc.*	62,048	1,140,442
Prestige Consumer Healthcare, Inc.*	43,227	2,656,731
Revance Therapeutics, Inc.*	84,550	1,835,581
		55,844,139
Professional Services 1.1%
ASGN, Inc.*	28,845	2,613,357
CBIZ, Inc.*	21,634	1,074,128
HireRight Holdings Corp.*	58,132	736,532
Huron Consulting Group, Inc.*	44,552	3,468,819

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Kforce, Inc.	16,280	$961,660
TriNet Group, Inc.*	11,934	864,857
		9,719,353
Real Estate Management & Development 0.3%
Cushman & Wakefield PLC*(a)	83,981	959,063
Kennedy-Wilson Holdings, Inc.	87,166	1,483,565
Redfin Corp.*(a)	148,871	797,949
		3,240,577
Road & Rail 1.4%
Marten Transport Ltd.	46,453	989,914
Saia, Inc.*(a)	10,082	2,455,874
Uber Technologies, Inc.*	175,617	5,117,479
Union Pacific Corp.	21,026	4,571,683
		13,134,950
Semiconductors & Semiconductor Equipment 4.3%
Amkor Technology, Inc.	43,409	1,216,320
Axcelis Technologies, Inc.*	12,815	1,023,406
Broadcom, Inc.	10,191	5,615,547
Lam Research Corp.	9,821	4,639,244
MACOM Technology Solutions Holdings, Inc.*	38,029	2,612,212
MaxLinear, Inc.*	47,454	1,736,816
NVIDIA Corp.	56,923	9,633,079
NXP Semiconductors NV (China)(a)	27,957	4,915,959
QUALCOMM, Inc.	38,244	4,837,484
Tower Semiconductor Ltd. (Israel)*	77,829	3,468,838
		39,698,905
Software 7.1%
8x8, Inc.*(a)	216,040	924,651
ACI Worldwide, Inc.*	34,264	716,118
Adobe, Inc.*(a)	21,792	7,516,715
Atlassian Corp. (Class A Stock)*	19,414	2,553,912
Clear Secure, Inc. (Class A Stock)	70,630	2,195,180
Crowdstrike Holdings, Inc. (Class A Stock)*	15,203	1,788,633
Descartes Systems Group, Inc. (The) (Canada)*	29,882	2,075,305
KnowBe4, Inc. (Class A Stock)*	113,677	2,806,685
Microsoft Corp.	95,857	24,456,955
PagerDuty, Inc.*	77,336	1,719,953

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Paycor HCM, Inc.*(a)	49,257	$1,424,512
Q2 Holdings, Inc.*	50,132	1,363,590
Salesforce, Inc.*	63,054	10,104,404
Sprout Social, Inc. (Class A Stock)*(a)	47,092	2,792,556
Varonis Systems, Inc.*	68,776	1,460,802
Zuora, Inc. (Class A Stock)*	156,418	1,201,290
		65,101,261
Specialty Retail 1.0%
Boot Barn Holdings, Inc.*	19,327	1,301,673
GrowGeneration Corp.*	54,292	368,643
Home Depot, Inc. (The)	12,607	4,084,542
Lowe’s Cos., Inc.(a)	11,060	2,350,803
National Vision Holdings, Inc.*(a)	38,244	1,547,352
		9,653,013
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	202,960	30,044,169
Textiles, Apparel & Luxury Goods 2.3%
Kontoor Brands, Inc.	92,328	4,011,652
Lululemon Athletica, Inc.*	12,100	4,601,751
LVMH Moet Hennessy Louis Vuitton SE (France)	11,898	9,233,191
NIKE, Inc. (Class B Stock)	18,235	2,000,197
Steven Madden Ltd.	33,738	1,165,310
		21,012,101
Thrifts & Mortgage Finance 0.3%
NMI Holdings, Inc. (Class A Stock)*	30,930	665,923
WSFS Financial Corp.	39,384	1,910,518
		2,576,441
Tobacco 0.1%
Vector Group Ltd.	67,577	750,105
Trading Companies & Distributors 0.4%
Core & Main, Inc. (Class A Stock)*(a)	74,445	1,548,456
GMS, Inc.*	15,673	769,544
Rush Enterprises, Inc. (Class A Stock)	31,482	1,622,268
		3,940,268

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.*	35,335	$5,351,839

Total Common Stocks (cost $634,865,002)		902,243,732
Preferred Stock 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $1,319,635)	16,378	1,854,273

Total Long-Term Investments (cost $636,184,637)		904,098,005

Short-Term Investments 12.5%
Affiliated Mutual Fund 10.6%
PGIM Institutional Money Market Fund (cost $97,459,377; includes $97,136,417 of cash collateral for securities on loan)(b)(we)	97,573,327	97,505,026
Unaffiliated Fund 1.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $18,187,944)	18,187,944	18,187,944

Total Short-Term Investments (cost $115,647,321)		115,692,970

TOTAL INVESTMENTS 110.7% (cost $751,831,958)		1,019,790,975
Liabilities in excess of other assets (10.7)%		(98,973,474)

Net Assets 100.0%		$920,817,501

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,312,361; cash collateral of $97,136,417 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).